Cover	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	Inari Medical, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39293
Entity Tax Identification Number	45-2902923
Entity Address, Address Line One	6001 Oak Canyon
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	877
Local Phone Number	923-4747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	NARI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001531048